LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
NOTE 16 - LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

Israeli labor laws and agreements require payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. See also note 2(k).

(1)	Defined contribution plan

The Group had contributed NIS 17 million, NIS 20 million and NIS 23 million for the years 2017, 2018 and 2019 respectively, in accordance with Section 14 of the Israeli Severance Pay Law. See also note 2(k)(i)(1).

(2)	Defined benefit plan

Liability for employee rights upon retirement, net is presented as non-current liability.

The amounts recognized in the statement of financial position, in respect of a defined benefit plan (see note 2(k)(i)(2)) and changes during the year in the obligation recognized for post-employment defined benefit plans were as follows:

	New Israeli Shekels in millions
	Present value of obligation	Fair value of plan assets	Total
At January 1, 2018	139	(99)	40
Current service cost	11		11
Interest expense (income)	3	(1)	2
Employer contributions		(8)	(8)
Benefits paid	(11)	7	(4)
Remeasurements:
Experience loss	2		2
Return on plan assets		(3)	(3)
At December 31, 2018	144	(104)	40
Current service cost	12		12
Interest expense (income)	4	(2)	2
Employer contributions		(9)	(9)
Benefits paid	(14)	10	(4)
Remeasurements:
Experience loss	4		4
Return on plan assets		(2)	(2)
At December 31, 2019	150	(107)	43

Remeasurements are recognized in the statement of comprehensive income.

The expected contribution to the defined benefit plan during the year ending December 31, 2020 is approximately NIS 7 million.

The principal actuarial assumptions used were as follows:

	December 31
	2018	2019
Interest rate weighted average	3.29%	2.33%
Inflation rate weighted average	1.62%	1.49%
Expected turnover rate	9%-56%	9%-56%
Future salary increases	1%-6%	1%-6%

The sensitivity of the defined benefit obligation to changes in the principal assumptions is:

	December 31, 2019
	NIS in millions
	Increase of 10% of the assumption	Decrease of 10% of the assumption
Interest rate	(0.6)	0.4
Expected turnover rate	0.1	(0.1)
Future salary increases	0.5	(0.4)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method has been applied as when calculating the pension liability recognized within the statement of financial position. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the previous period.

The defined benefit plan exposes the Group to a number of risks, the most significant are asset volatility, and a risk that salary increases will be higher than expected in the actuarial calculations. The assets are invested in provident funds, managed by managing companies and are subject to laws and regulations, and supervision (including investment portfolio) of the Capital Markets, Insurance and Saving Division of the Israeli Ministry of Finance.

Expected maturity analysis of undiscounted defined benefits as at December 31, 2019:

NIS in millions
2020	25
2021	22
2022	12
2023 and 2024	20
2025 and thereafter	84
163